Intangible Assets (Details) - Schedule of Intangible assets - FaZe Clan Inc. [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Useful Life		3 years
Subtotal	$ 1,339,000	$ 1,024,000	$ 901,000
Less accumulated amortization		(587,000)	(121,000)
Intangible Assets, Net	$ 380,000	$ 437,000	780,000
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	3 years	3 years
Subtotal	$ 191,000	$ 123,000
Intangible Assets, Net	$ 133,000	$ 108,000
Talent Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	2 years	2 years
Subtotal	$ 901,000	$ 901,000	$ 901,000
Intangible Assets, Net		$ 329,000